DEBT	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
DEBT	DEBT

	Balance at December 31, 2019	Proceeds from borrowings	Repayments of borrowings	Interest accrued/(paid) and other (*)	Translation differences	Balance at December 31, 2020
	(€ thousand)
Bonds and notes	1,185,470	640,073	—	9,479	—	1,835,022
Asset-backed financing (Securitizations)	788,269	266,333	(222,207)	(979)	(70,252)	761,164
Lease liabilities	60,496	—	(20,035)	22,659	(830)	62,290
Borrowings from banks	32,946	—	(1,740)	(17)	(2,636)	28,553
Other debt	22,556	37,811	(19,730)	—	(2,921)	37,716
Total debt	2,089,737	944,217	(263,712)	31,142	(76,639)	2,724,745
    ______________________________
(*) Other changes in lease liabilities primarily relate to non-cash movements for the recognition of additional lease liabilities in accordance with IFRS 16.
The breakdown of debt by nature and by maturity is as follows:

	At December 31,
	2020				2019
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ thousand)
Bonds and notes	500,417	1,034,605	300,000	1,835,022	7,260	879,834	298,376	1,185,470
Asset-backed financing (Securitizations)	306,169	454,995		761,164	338,366	449,903	—	788,269
Lease liabilities	16,373	29,932	15,985	62,290	20,195	25,894	14,407	60,496
Borrowings from banks	28,553	—	—	28,553	32,946	—	—	32,946
Other debt	37,716	—	—	37,716	22,556	—	—	22,556
Total debt	889,228	1,519,532	315,985	2,724,745	421,323	1,355,631	312,783	2,089,737
Bonds and notes
2023 Bond
    On March 16, 2016, the Company issued 1.5 percent coupon notes due March 2023, having a principal of €500 million. The bond was issued at a discount for an issue price of 98.977 percent, resulting in net proceeds of €490,729 thousand, after the debt discount and issuance costs, and a yield to maturity of 1.656 percent. The net proceeds were used, together with additional cash held by the Company, to fully repay a €500 million bank loan. The bond is unrated and was admitted to trading on the regulated market of the Euronext Dublin (formerly the Irish Stock Exchange). Following a cash tender offer, on July 16, 2019 the Company executed the repurchase of these notes for an aggregate nominal amount of
€115,395 thousand. The amount outstanding at December 31, 2020 was €386,814 thousand and includes accrued interest of €4,567 thousand (€385,776 thousand including accrued interest of €4,567 thousand at December 31, 2019).
2021 Bond
On November 16, 2017, the Company issued 0.25 percent coupon notes due January 2021, having a principal of €700 million. The bond was issued at a discount for an issue price of 99.557 percent, resulting in net proceeds of €694,172 thousand after the debt discount and issuance costs, and yield to maturity of 0.391 percent. The net proceeds were primarily used to repay a €700 million bank loan. The bond is unrated and was admitted to trading on the regulated market of the Euronext Dublin (formerly the Irish Stock Exchange). Following a cash tender offer, on July 16, 2019 the Company executed the repurchase of these notes for an aggregate nominal amount of €200,000 thousand. The amount outstanding at December 31, 2020 was €501,151 thousand and includes accrued interest of €1,199 thousand (€499,824 thousand including accrued interest of €1,199 thousand at December 31, 2019). On January 18, 2021 the Company fully repaid the 2021 Bond for a total consideration of €501,250 thousand, of which €1,250 thousand related to accrued interest.
The notes for both the 2023 Bond and the 2021 Bond impose covenants on Ferrari including: (i) negative pledge clauses which require that, in case any security interest upon assets of Ferrari is granted in connection with other notes or debt securities with the consent of Ferrari are, or are intended to be, listed, such security should be equally and ratably extended to the outstanding notes, subject to certain permitted exceptions; (ii) pari passu clauses, under which the notes rank and will rank pari passu with all other present and future unsubordinated and unsecured obligations of Ferrari; (iii) events of default for failure to pay principal or interest or comply with other obligations under the notes with specified cure periods or in the event of a payment default or acceleration of indebtedness or in the case of certain bankruptcy events; and (iv) other clauses that are customarily applicable to debt securities of issuers with a similar credit standing. A breach of these covenants may require the early repayment of the notes. As of December 31, 2020 and 2019, Ferrari was in compliance with the covenants of the notes.
2029 and 2031 Notes
On July 31, 2019, the Company issued 1.12 percent senior notes due August 2029 (“2029 Notes”) and 1.27 percent senior notes due August 2031 (“2031 Notes”) through a private placement to certain US institutional investors, each having a principal of €150 million. The net proceeds from the issuances amounted to €298,316 thousand, and the yields to maturity, on an annual basis, equal the nominal coupon rates of the Notes. The Notes are primarily used for general corporate purposes, including the funding of capital expenditures.
The amounts outstanding of the 2029 Notes at December 31, 2020 was €149,971 thousand, including accrued interest of €700 thousand (€149,891 thousand, including accrued interest of €700 thousand at December 31, 2019). The amount outstanding of the 2031 Notes at December 31, 2020 was €150,044 thousand, including accrued interest of €794 thousand (€149,979 thousand including accrued interest of €794 thousand at December 31, 2019).
2025 Bond
On May 27, 2020 the Company issued 1.5 percent coupon notes due May 2025 (“2025 Bond”), having a principal of €650 million. The notes were issued at a discount for an issue price of 98.898 percent, resulting in net proceeds of €640,073 thousand, after related expenses, and a yield to maturity of 1.732 percent. The bond was admitted to trading on the regulated market of Euronext Dublin. The amount outstanding of the 2025 Bond at December 31, 2020 was €647,042 thousand, including accrued interest of €5,850 thousand.
Asset-backed financing (Securitizations)
As a means of diversifying its sources of funds, the Group sells certain of its receivables originated by its financial services activities in the United States through asset-backed financing or securitization programs (the terms asset-backed financing and securitization programs are used synonymously throughout this document), without transferring the risks typically associated with such receivables. As a result, the receivables sold through securitization programs are still consolidated until collection from the customer. As of December 31, 2020, the following revolving securitization programs were in place:
•revolving securitization program for funding of up to $700 million, which was renewed in December 2020 for a tenor of 24 months, by pledging retail financial receivables in the United States as collateral. The notes bear interest at a rate per annum equal to the aggregate of a synthetic base rate substantially replicating the LIBOR plus a margin of 75 basis points. As of December 31, 2020 total proceeds net of repayments from the sales of financial receivables under the program amounted to $629 million ($547 million at December 31, 2019). The securitization agreement requires the maintenance of an interest rate cap.
•revolving securitization program for funding of up to $275 million, which was renewed in October 2020 for a tenor of 24 months, by pledging leasing financial receivables in the United States as collateral. The notes bear interest at a rate per annum equal to the aggregate of LIBOR plus a margin of 80 basis points. As of December 31, 2020 total proceeds net of repayments from the sales of financial receivables under the program amounted to $244 million ($238 million at December 31, 2019). The securitization agreement requires the maintenance of an interest rate cap.
•revolving securitization program for funding of up to $110 million, which was renewed in March 2019 for a tenor of 24 months, by pledging credit lines to Ferrari customers secured by personal vehicle collections and personal guarantees in the United States as collateral. The notes bear interest at a rate per annum equal to the aggregate of LIBOR plus a margin of 115 basis points. As of December 31, 2020 total proceeds net of repayments from the sales of financial receivables under the program amounted to $61 million ($101 million at December 31, 2019).
The consolidated total amount of the revolving securitization programs has been progressively increased since inception as the underlying receivables portfolios have increased.
Cash collected from the settlement of receivables under securitization programs is subject to certain restrictions regarding its use and is primarily applied to repay principal and interest of the related funding. Such cash amounted to €36,935 thousand at December 31, 2020 (€27,524 thousand at December 31, 2019).
Lease liabilities
The Group recognizes lease liabilities in relation to right-of-use assets in accordance with IFRS 16 — Leases. At December 31, 2020 lease liabilities amounted to €62,290 thousand (€60,496 thousand at December 31, 2019).
Borrowings from banks
    Borrowings from banks at December 31, 2020 relates to financial liabilities of FFS Inc to support the financial services activities, and in particular €28,553 thousand (€31,211 thousand at December 31, 2019) relating to a U.S. Dollar denominated credit facility for up to $50 million (drawn down for $35 million at December 31, 2020) and bearing interest at LIBOR plus a range of between 60 and 65 basis points. Borrowings from banks at December 31, 2019 included other borrowings from banks of €1,735 thousand relating to various short and medium term credit facilities.
Revolving credit facility and other committed credit lines.
    In December 2019, the Company negotiated a €350 million unsecured committed revolving credit facility (the “RCF”), which is intended for general corporate and working capital purposes. The RCF has a 5 year-tenor with two further one-year extension options, exercisable on the first and second anniversary of the signing date on the Company’s request and the approval of each participating bank. The first one-year extension option was exercised by the Company and approved by all participating banks.
In April 2020, additional committed credit lines of €350 million were secured with tenors ranging from 18 to 24 months, doubling total committed credit lines available to €700 million.
At December 31, 2020 all of the above mentioned committed credit facilities were undrawn. At December 31, 2019 the RCF was undrawn.
Other debt
    Other debt mainly relates to other funding for operating and financing activities of the Group.